Financial Instruments And Hedging Activities (Reconciliation Of Liabilities Measured At Fair Value On Recurring Basis Using Unobservable Inputs) (Details) (Interest Rate Swaps [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swaps [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance at January 1	$ (10,109)	$ (4,070)
Net unrealized loss included in accumulated other comprehensive loss	(16,637)	(7,358)
Realized losses (effective portion) recognized in interest expense		1,319
Ending balance at December 31	$ (26,746)	$ (10,109)